Shareholder Report, Holdings (Details)	Mar. 31, 2026
International Portfolio I - Class A | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
International Portfolio I - Class A | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Portfolio I - Class A | London Stock Exchange Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Portfolio I - Class A | DBS Group Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Portfolio I - Class A | KBC Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Portfolio I - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
International Portfolio I - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
International Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
International Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
International Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Large Cap Core Portfolio I - Class A | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Core Portfolio I - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Large Cap Core Portfolio I - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
Large Cap Core Portfolio I - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Core Portfolio I - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Large Cap Core Portfolio I - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Large Cap Core Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Large Cap Core Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Large Cap Core Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Large Cap Core Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Large Cap Core Portfolio I - Class L | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Core Portfolio I - Class L | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Large Cap Core Portfolio I - Class L | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
Large Cap Core Portfolio I - Class L | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Core Portfolio I - Class L | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Large Cap Core Portfolio I - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Large Cap Core Portfolio I - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Large Cap Core Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Large Cap Core Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Large Cap Core Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Large Cap Growth Portfolio I - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
Large Cap Growth Portfolio I - Class A | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Large Cap Growth Portfolio I - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Large Cap Growth Portfolio I - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Large Cap Growth Portfolio I - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Large Cap Growth Portfolio I - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Large Cap Growth Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Large Cap Growth Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Cap Growth Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Large Cap Growth Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Large Cap Growth Portfolio I - Class L | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
Large Cap Growth Portfolio I - Class L | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Large Cap Growth Portfolio I - Class L | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Large Cap Growth Portfolio I - Class L | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Large Cap Growth Portfolio I - Class L | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Large Cap Growth Portfolio I - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Large Cap Growth Portfolio I - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Large Cap Growth Portfolio I - Class L | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Cap Growth Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Large Cap Growth Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Large Cap Value Portfolio I - Class A | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
Large Cap Value Portfolio I - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Value Portfolio I - Class A | Norfolk Southern Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Value Portfolio I - Class A | Dominion Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Portfolio I - Class A | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Portfolio I - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Large Cap Value Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Large Cap Value Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Large Cap Value Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Large Cap Value Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Cap Value Portfolio I - Class L | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
Large Cap Value Portfolio I - Class L | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Value Portfolio I - Class L | Norfolk Southern Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Value Portfolio I - Class L | Dominion Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Portfolio I - Class L | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Portfolio I - Class L | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Large Cap Value Portfolio I - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Large Cap Value Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Large Cap Value Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Large Cap Value Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Mid Cap Core Portfolio I - Class A | AerCap Holdings N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
Mid Cap Core Portfolio I - Class A | Dollar Tree, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Mid Cap Core Portfolio I - Class A | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Core Portfolio I - Class A | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mid Cap Core Portfolio I - Class A | Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid Cap Core Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Mid Cap Core Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Mid Cap Core Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Mid Cap Core Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Mid Cap Core Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Mid Cap Core Portfolio I - Class L | AerCap Holdings N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
Mid Cap Core Portfolio I - Class L | Dollar Tree, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Mid Cap Core Portfolio I - Class L | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Core Portfolio I - Class L | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mid Cap Core Portfolio I - Class L | Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid Cap Core Portfolio I - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Mid Cap Core Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Mid Cap Core Portfolio I - Class L | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Mid Cap Core Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Mid Cap Core Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Small Cap Core Portfolio I - Class A | Align Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
Small Cap Core Portfolio I - Class A | Latttice Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Small Cap Core Portfolio I - Class A | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Small Cap Core Portfolio I - Class A | Ichor Holdings, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Small Cap Core Portfolio I - Class A | Atmus Filtration Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Small Cap Core Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Small Cap Core Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Small Cap Core Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Small Cap Core Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Small Cap Core Portfolio I - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%